Commitments and Contingencies - Narrative (Details)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($) facility	Feb. 29, 2020 USD ($)	Sep. 30, 2018 facility	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Number of leased facilities | facility	1		1
Sublease, option to extend period	1 year	2 years
Sublease income, additional base lease payments	$ 1,700,000	$ 1,400,000
Rent expense				$ 1,000,000	$ 2,800,000	$ 3,600,000	$ 4,000,000	$ 2,100,000
Sublease income				$ 200,000	$ 600,000	700,000	700,000	$ 100,000
Cease use liability							361,000
Remained cease use liability							$ 297,000
Indemnification Agreement
Lessee, Lease, Description [Line Items]
Loss contingency accrual						$ 0			$ 0
Office space | Minimum
Lessee, Lease, Description [Line Items]
Lease term									21 months
Renewal term									1 year
Office space | Maximum
Lessee, Lease, Description [Line Items]
Lease term									137 months
Renewal term									7 years